Note 11 - Borrowings	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Debt Disclosure [Text Block]
11.	BORROWINGS

Short-term borrowings at
March 31, 2016
and
2017
consisted of bank overdrafts that bear fixed rate interest. The weighted-average rates at
March 31, 2016
and
2017
were
0.498%
and
0.400%,
respectively.

Long-term borrowings as of
March 31, 2017
consist of the following:

Thousands of Yen
2017

Long-term installment payable at various dates through calendar 2021, Interest is payable at fixed rates, The weighted-average rates were 0.438% at March 31, 2017.	¥8,500,000

Less current portion	–

Long-term borrowings, less current portion	¥8,500,000

Annual maturities of long-term borrowing for the years subsequent to
March 31, 2017
are as follows:

Thousands of Yen

Year ending March 31:
2020	¥1,500,000
2021	1,830,000
2022	5,170,000
Total	¥8,500,000

Substantially all short-term and long-term bank borrowings are made under agreements which, as is customary in Japan, provide that under certain conditions the bank may
require the borrower to provide collateral (or additional collateral) or a guarantor with respect to the borrowings and that the bank may
treat any collateral, whether furnished as security for short-term or long-term loans or otherwise, as collateral for all indebtedness to such bank. Also, provisions of certain loan agreements grant certain rights of possession to the lenders in the event of default. The Company did not
provide banks with any collateral for outstanding loans as of
March 31, 2017.

The Company entered into bank overdraft agreements with certain Japanese banks for which the unused balance outstanding as of
March 31, 2017
was
¥10,750,000
thousand.

Long-term account payable of
¥1,468,183
thousand relating to a purchase of software license included in “OTHER NONCURRENT LIABILITIES” as of
March 31, 2017
is to be repaid based on the usage of license. The payable bears interest at the fixed rate of
0.5%
per annum. All of the outstanding balance will become due by
December 31, 2019.